Short-term and long-term bank loans (Details)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)
Short-term and long-term bank loans
Total short-term bank loans	$ 3,711,253	¥ 26,400,000	$ 1,238,400	¥ 8,000,000
Long-term bank loans, current portion	20,009		264,393	1,707,967
Long-term bank loans, non-current portion	421,733		22,033	142,328
Total long-term bank loans	441,742	3,142,331	286,426	¥ 1,850,295
Total short-term and long-term bank loans	4,152,995	¥ 29,542,331	1,524,826
Industrial and Commercial Bank of China (Tahe Branch)
Short-term and long-term bank loans
Total short-term bank loans	1,757,223		1,238,400
China Zheshang Bank Co., Ltd.
Short-term and long-term bank loans
Total short-term bank loans	1,251,142
Bank of Beijing (Yangzhou Branch)
Short-term and long-term bank loans
Total short-term bank loans	702,888
Xiaoshan Rural Commercial Bank
Short-term and long-term bank loans
Long-term bank loans, non-current portion	421,733
WeBank Co., Ltd.
Short-term and long-term bank loans
Long-term bank loans, current portion	$ 20,009		264,393
Long-term bank loans, non-current portion			$ 22,033